Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory
Inventory	$ 7,175	$ 6,666
Amount of inventory recognized as expense	(8,600)	(8,800)	$ (8,500)
Inventory provisions	(633)	(573)	(702)
Reversals of inventory provisions	161	158	$ 255
Raw material, consumables
Inventory
Inventory	934	870
Work in progress
Inventory
Inventory	3,673	3,160
Finished products
Inventory
Inventory	$ 2,568	$ 2,636